Equity Transactions - Allocation of GasLog Partners' profit (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Allocation of GasLog Partners' profit
Profit for the year	$ 126,398	$ 84,209	$ 28,051
Profit/(loss) for the year attributable to owners of the Group	47,683	15,506	(21,486)
Profit and total comprehensive income allocated to non-controlling interests	78,715	68,703	$ 49,537
GasLog Partners LP
Allocation of GasLog Partners' profit
Profit for the year	102,597	94,117
Profit/(loss) for the year attributable to owners of the Group	23,882	25,414
Profit and total comprehensive income allocated to non-controlling interests	78,715	68,703
GasLog Partners LP | Common shares/units
Allocation of GasLog Partners' profit
Profit for the year	75,879	76,347
GasLog Partners LP | Subordinated units
Allocation of GasLog Partners' profit
Profit for the year		5,085
GasLog Partners LP | General partner units
Allocation of GasLog Partners' profit
Profit for the year	1,602	1,728
GasLog Partners LP | IDRs
Allocation of GasLog Partners' profit
Profit for the year	2,618	3,208
GasLog Partners LP | Preference shares/units
Allocation of GasLog Partners' profit
Profit for the year	$ 22,498	$ 7,749